As filed with the Securities and Exchange Commission

on February 12, 2025

Securities Act File No. 033-69724

Investment Company Act File No. 811-08056

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 65

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 66

PRAXIS MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

1110 N. Main Street

Goshen, Indiana 46528

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (800) 977-2947

Anthony H. Zacharski, Esq.

Dechert LLP

Three Bryant Park

1059 Avenue of the Americas

New York, NY 10036-6797

(Name and Address of Agent for Service)

COPIES TO:

Jennifer L. Gorham

Foreside Financial Group, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

It is proposed that this filing will become effective (check appropriate box):

[ ]	Immediately upon filing pursuant to paragraph (b)
[X]	On (February 25, 2025) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	On (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PRAXIS FUNDS

CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

Cover Sheet

Contents of Registration Statement including:

Part A: The Prospectus for the Praxis Impact Large Cap Value ETF and the Praxis Impact Large Cap Growth ETF is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on October 30, 2024, via EDGAR Accession Number 0001398344-24-019664 (“PEA No. 63”).

Part B: The Statement of Additional Information for Praxis Impact Large Cap Value ETF and the Praxis Impact Large Cap Growth ETF is incorporated herein by reference to PEA No. 63.

Part C: Incorporated herein by reference to PEA No. 63.

Signature Page

Explanatory Note

This Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until February 25, 2025, the effectiveness of the registration statement for the Praxis Impact Large Cap Value ETF and the Praxis Impact Large Cap Growth ETF, filed in Post-Effective Amendment No. 63 on October 30, 2024, pursuant to paragraph (a) of Rule 485 of the 1933 Act, which was previously delayed pursuant to Post-Effective Amendment No. 64 of the Registrant’s Registration Statement on Form N-1A filed on January 10, 2025. Parts A, B and C of PEA No. 63, as indicated under “Contents of Registration Statement” above, are incorporated herein by reference. No other funds of the Registrant are affected by this filing.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Goshen, and State of Indiana, on the 12th day of February, 2025.

PRAXIS MUTUAL FUNDS

/s/ Chad M. Horning
Chad M. Horning, President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 65 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Chad M. Horning	President	February 12, 2025
Chad M. Horning
(Principal Executive Officer)

/s/ Trent M. Statczar	Treasurer	February 12, 2025
Trent M. Statczar
(Principal Financial Officer & Principal Accounting Officer)

/s/ Kenneth D. Hochstetler	Trustee	February 12, 2025
Kenneth D. Hochstetler

* Laura A. Berry	Trustee	February 12, 2025

* Francis Coleman	Trustee	February 12, 2025

* Andy Dula	Trustee	February 12, 2025

* Jeffrey K. Landis	Chairperson and Trustee	February 12, 2025

* Aimee Minnich	Trustee	February 12, 2025

* Lori Scott	Trustee	February 12, 2025

/s/ Anthony Zacharski		February 12, 2025
Anthony Zacharski
*Attorney-in-fact

* Pursuant to Power of Attorney